Vanguard Variable Annuity

Supplement dated July 11, 2014

to the Prospectus dated May 1, 2014

Issued through Separate Account VA DD

By Monumental Life Insurance Company

The following hereby replaces the Investment Options chart in the Vanguard Variable Annuity prospectus.

PORTFOLIO AND MANAGEMENT	INVESTMENT OBJECTIVE
Money Market Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to provide current income while maintaining liquidity and a stable share price of $1.

Short-Term Investment-Grade Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to provide current income while maintaining limited price volatility.

Total Bond Market Index Portfolio Manager: The Vanguard Group, Inc., through its Fixed Income Group	seeks to track the performance of a broad, market-weighted bond index.

High Yield Bond Portfolio Manager: Wellington Management Company, LLP	seeks to provide a high level of current income.

Conservative Allocation Portfolio Manager: The Vanguard Group, Inc.(1)	seeks to provide current income and low to moderate capital appreciation.

Moderate Allocation Portfolio Manager: The Vanguard Group, Inc.(1)	seeks to provide capital appreciation and a low to moderate level of current income.

Balanced Portfolio Manager: Wellington Management Company, LLP	seeks to provide long-term capital appreciation and reasonable current income.

Equity Income Portfolio Manager: Wellington Management Company, LLP and The Vanguard Group, Inc.	seeks to provide an above-average level of current income and reasonable long-term capital appreciation.

Diversified Value Portfolio Manager: Barrow, Hanley, Mewhinney & Strauss, LLC.	seeks to provide long-term capital appreciation and income.

Total Stock Market Index Portfolio Manager: The Vanguard Group, Inc.(2)	seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

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PORTFOLIO AND MANAGEMENT	INVESTMENT OBJECTIVE
Equity Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Investment Group	seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.

Mid-Cap Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Investment Group	seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.

Growth Portfolio Manager: Jackson Square Partners, LLC, Wellington Management Company, LLP, and William Blair & Company, L.L.C.	seeks to provide long-term capital appreciation.

Capital Growth Portfolio Manager: PRIMECAP Management Company	seeks to provide long-term capital appreciation.

Small Company Growth Portfolio Manager: Granahan Investment Management, Inc. and The Vanguard Group, Inc.	seeks to provide long-term capital appreciation.

International Portfolio Manager: Baillie Gifford Overseas Ltd, M&G Investment Management Limited, and Schroder Investment Management North America Inc.	seeks to provide long-term capital appreciation.

REIT Index Portfolio Manager: The Vanguard Group, Inc., through its Equity Investment Group	seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.

[1]	The Conservative Allocation Portfolio and Moderate Allocation Portfolio each receive advisory services indirectly by investing in the Total Bond Market Index Portfolio, Equity Index Portfolio, Extended Market Index Fund, Total International Stock Index Fund, and Total International Bond Index Fund.
[2]	The Total Stock Market Index Portfolio receives advisory services indirectly by investing in the Equity Index Portfolio and Extended Market Index Fund.

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